Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Plant and Equipment, Net [Abstract]
Depreciation expense	$ 14,188	$ 10,318
Impairment loss